EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY
Schedule of capital stock distributed among shareholders and type of shares

	12/31/2020
	COMMON		PREFERRED				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.57
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.91
Banco Clássico	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	190,045	0.01	—	—	31,437,673	11.23	31,627,718	2.01
American Depositary Receipts – ADR’s	38,663,271	3.00	—	—	5,235,367	1.87	43,898,638	2.80
Others	300,260,306	23.30	146,920	100.00	206,314,087	73.70	506,721,313	32.30
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

Schedule of profit distribution

Assignment of Net Profit	12/31/2020	12/31/2019
Fiscal year balance assignment	6,338,688	10,697,124
Legal reserve	(316,934)	(534,856)
Realization of the revaluation reserve	2,757	—
Prescribed Dividends	4,044	—
IFRS 9 and IFRS 15 adjustments	182,523	(157,205)
Mandatory Dividends	(1,507,139)	(2,540,567)
Retained earnings to be allocated	4,703,939	7,464,496
Constitution of Statutory Reserve and Profit Retention Reserve	(4,703,939)	(7,464,496)
Balance from fiscal year to be distributed	—	—